PROJECT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROJECT ASSETS
Project assets - Acquisition cost	$ 55,158	$ 51,635
Project assets - EPC and other cost	1,031,976	1,234,128
Total project assets	1,087,134	1,285,763
Current portion	604,083	933,563
Non-current portion	483,051	352,200
Impairment loss of project assets	$ 20,194	$ 9,016	$ 0